COSTS AND EXPENSES BY NATURE - Schedule of depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Depreciation	$ (1,151,015)	$ (1,125,154)	$ (1,114,232)
Amortization	(54,358)	(54,358)	(51,162)
Total	(1,205,373)	(1,179,512)	(1,165,394)
Maintenance cost amount	$ 565,384	$ 463,306	$ 351,701